Schedule of Income before Income Tax, Domestic and Foreign (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 1		137,141
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 2		176,302
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 3		191,774
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 4	30,781
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 5		(34,083)
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 6		(39,932)
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 7		(59,321)
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 8	(9,522)
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 9		103,058
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 10		136,370
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 11		132,453
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 12	$ 21,259